Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
Note 14

Quarterly Financial Data (Unaudited)

The following is a summary of quarterly results of operations for the years ended December 31, 2012 and 2011.

2012 (in thousands except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$51,426	$55,146	$55,824	$49,650
Income from continuing operations	$5,387	$8,043	$7,327	$3,850
Income (loss) from discontinued operations	$143	$96	$(28)	$(6,632)
Net income (loss)	$5,530	$8,139	$7,299	$(2,782)
Basic and diluted net income (loss) per common share	$0.06	$0.09	$0.08	$(0.03)
Distributions declared and paid per common share	$0.193	$0.193	$0.193	$0.193

2011 (in thousands except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$48,294	$53,754	$54,685	$47,649
Income from continuing operations	$5,000	$7,598	$8,273	$3,614
Income from discontinued operations	$189	$147	$164	$28
Net income	$5,189	$7,745	$8,437	$3,642
Basic and diluted net income per common share	$0.06	$0.08	$0.09	$0.04
Distributions declared and paid per common share	$0.193	$0.193	$0.193	$0.193

Income from discontinued operations and net income for the fourth quarter of 2012 includes a loss on impairment of hotels held for sale of $6.6 million, representing a net loss of $(0.07) per basic and diluted income per common share.